Organization and Description of Business (Details)						1 Months Ended	6 Months Ended
		Apr. 03, 2025 USD ($) shares	Apr. 01, 2025 $ / shares shares	Sep. 16, 2024 $ / shares shares	Jul. 25, 2024 HKD ($) shares	Apr. 30, 2025 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2025 HKD ($) shares	Jun. 06, 2025 $ / shares shares	May 19, 2025 $ / shares shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 HKD ($) shares	Nov. 20, 2024 $ / shares	Jul. 09, 2024	Jun. 27, 2024	Jun. 04, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Organization and Description of Business [Line Items]
Ordinary shares outstanding	[1]										24,864,000				22,200,000
Share capital (in Dollars) | $											$ 10,000				$ 10,000
Common stock, par value (in Dollars per share) | $ / shares	[1]						$ 0.0005							$ 0.0005
Issuance of ordinary shares				11,100
Shares at price per share (in Dollars per share) | $ / shares						$ 4
Granted underwriter days			45 days
Gross proceeds totaling (in Dollars) | $							$ 9,298,294
Mr. Sit Hon [Member]
Organization and Description of Business [Line Items]
Acquired shares					10,000
Consideration amount (in Dollars) | $					$ 10,000
Pride River Limited [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest																		100.00%
Mr. Sit Hon [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest																		100.00%
Grand Moon [Member]
Organization and Description of Business [Line Items]
Percentage of ownership interest																	100.00%
Initial Public Offering [Member]
Organization and Description of Business [Line Items]
Issuance of ordinary shares		2,664,000				2,664,000
Shares at price per share (in Dollars per share) | $ / shares			$ 4
Granted underwriter days			45 days
Gross proceeds totaling (in Dollars) | $		$ 10,656,000
Over-allotment [Member]
Organization and Description of Business [Line Items]
Issuance of ordinary shares			399,600
Ordinary Shares [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding	[2]								20,000,000	20,000,000	24,864,000				22,200,000					20,000,000	20,000,000
Common stock, par value (in Dollars per share) | $ / shares				$ 1										$ 0.0005		$ 0.0005
Issuance of ordinary shares				1,100			2,664,000	[2]
Ordinary Shares [Member] | Grand Moon International Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding																			10,000
Ordinary Shares [Member] | AsiaStrategy Topwin SG Pte. Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding													10,000
Common stock, par value (in Dollars per share) | $ / shares													$ 1
Ordinary Shares [Member] | AsiaStrategy (BVI) Limited [Member]
Organization and Description of Business [Line Items]
Ordinary shares outstanding												10,000
Common stock, par value (in Dollars per share) | $ / shares												$ 1

[1]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.
[2]	Shares and per share data are presented on a retroactive basis to reflect the ordinary shares issuance and share split.